CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues (Note 19c):
Products		$ 28,617	$ 33,099	$ 34,662
Services		72,307	72,191	63,195
Total revenues	[1]	100,924	105,290	97,857
Cost of revenues:
Products		17,003	19,279	20,763
Services		49,739	50,461	45,497
Total cost of revenues		66,742	69,740	66,260
Gross profit		34,182	35,550	31,597
Operating expenses:
Research and development		3,409	3,390	3,244
Selling and marketing		12,063	11,219	10,398
General and administrative		10,993	11,883	10,539
Other general and administrative expenses (Note 1b, 1l)		0	683	403
Other income (Note 1j)		0	(288)	0
Amortization of intangible assets		735	994	967
Impairment of intangible and tangible assets		917	1,122	0
Total operating expenses		28,117	29,003	25,551
Operating income		6,065	6,547	6,046
Financial expenses, net (Note 20a)		869	2,424	1,077
Other expenses (income), net (Note 20b)		(6)	232	(3,299)
Income before taxes on income		5,202	3,891	8,268
Tax expenses (income), (Note 17)		1,404	(8,849)	1,337
Income after taxes on income		3,798	12,740	6,931
Equity in gains of affiliate (Note 6)		0	0	340
Net income		3,798	12,740	7,271
Other comprehensive income:
Currency translation adjustments of foreign operations		(3,423)	(4,292)	1,006
Realized currency translation adjustments of foreign operations		0	0	(50)
Realized income (losses) on derivatives designated as cash flow hedges		0	0	(24)
Total comprehensive income		375	8,448	8,203
Profit (loss) attributable to:
Equity holders of the parent		3,945	13,453	6,320
Non-controlling interests		(147)	(713)	951
Total		3,798	12,740	7,271
Total comprehensive income attributable to:
Equity holders of the parent		600	9,088	6,649
Non-controlling interests		(225)	(640)	1,554
Total comprehensive income		$ 375	$ 8,448	$ 8,203
Earnings per share attributable to Pointer Telocation Ltd's shareholders (Note 16):
Basic net earnings per share (in dollars per share)		$ 0.51	$ 1.81	$ 1.14
Diluted net earnings per share (in dollars per share)		$ 0.50	$ 1.74	$ 1.10

[1]	Revenues are attributed to geographic areas based on the location of the end customers.